Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Expenses

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(in thousands)	2025	2024	2025	2024
Research and development
Clinical, development and licensing expenses	$1,362	$873	$2,698	$3,548
Personnel related expenses	434	806	1,316	2,435
Professional fees	391	830	737	1,412
Facility and other overhead expenses	249	349	687	999

Total research and development	2,436	2,858	5,438	8,394
General and administrative
Personnel related expenses	1,309	705	3,256	2,052
Professional fees	1,744	1,281	3,748	3,585
Facility and other overhead expenses	390	411	960	1,176

Total general and administrative	$3,443	$2,397	$7,964	$6,813

(in thousands)	Twelve Months Ended December 31, 2024	Twelve Months Ended December 31, 2023
Research and development
Clinical, development and licensing expenses	$4,549	$5,062
Personnel related expenses	3,026	2,852
Professional fees	1,733	635
Facility and other overhead expenses	1,272	1,141

Total research and development	10,580	9,690
General and administrative
Personnel related expenses	3,454	3,006
Professional expenses	4,828	3,870
Facility and other overhead expenses	1,657	1,668

Total general and administrative	$9,939	$8,544